Label	Element	Value
Hood River Small-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hood River Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index (“small-cap companies”). Although the Fund does not invest in derivatives as part of its principal investment strategy, the Fund may include in its 80% calculation derivative investments that are tied economically to small-cap companies.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also invest in equity securities of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company). The Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions.
The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates. Hood River then performs valuation analysis and additional research to select stocks for the Fund.
The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the health care, industrials, and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.
As of September 30, 2024, the average weighted market capitalization represented by companies in the Russell 2000® Growth Index was approximately $4.1 billion, and the average weighted market capitalization represented by companies in the S&P SmallCap 600® Index was $3.9 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index (“small-cap companies”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for the one year, five years, ten years, and since inception periods compare with those of the Russell 3000® Total Return Index, which is a broad measure of market performance, and the Russell 2000® Growth Index (the Fund’s benchmark). This performance information includes performance of the Fund’s predecessor, the Roxbury Small Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007. From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC (“Roxbury”), the Fund’s predecessor investment adviser. In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund’s sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for the one year, five years, ten years, and since inception periods compare with those of the Russell 3000® Total Return Index, which is a broad measure of market performance, and the Russell 2000® Growth Index (the Fund’s benchmark).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hoodrivercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional SharesCalendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
38.85%	-24.28%
June 30, 2020	December 31, 2018
The calendar year-to-date return for Institutional Shares as of September 30, 2024 was 31.33%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	31.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
Institutional Shares of the Fund commenced operations on January 2, 2003. Investor Shares of the Fund commenced operations on July 7, 2015. Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares. Retirement Shares of the Fund commenced operations on March 3, 2017. Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Institutional Shares of the Fund commenced operations on January 2, 2003. Investor Shares of the Fund commenced operations on July 7, 2015. Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares. Retirement Shares of the Fund commenced operations on March 3, 2017. Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.

Hood River Small-Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Hood River Small-Cap Growth Fund | General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, problems in the banking sector, wars in Europe and in the Middle East and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding interest rate levels, political events, conflicts in Europe and in the Middle East, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Hood River Small-Cap Growth Fund | Equity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
Hood River Small-Cap Growth Fund | Small Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
Hood River Small-Cap Growth Fund | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.

Hood River Small-Cap Growth Fund | Growth Investing Risk, Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
Hood River Small-Cap Growth Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Hood River Small-Cap Growth Fund | Sector Emphasis Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
Hood River Small-Cap Growth Fund | Sector Emphasis Risk, Industrial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Hood River Small-Cap Growth Fund | Sector Emphasis Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Hood River Small-Cap Growth Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Hood River Small-Cap Growth Fund | Foreign Security Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
Hood River Small-Cap Growth Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Hood River Small-Cap Growth Fund | IPO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Hood River Small-Cap Growth Fund | SPAC Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	SPAC Investments Risk: SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Hood River Small-Cap Growth Fund | SPAC-Derived Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	SPAC-Derived Companies Risk: Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading.
Hood River Small-Cap Growth Fund | PIPEs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	PIPEs Risk: Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. There is no assurance that these restricted equity securities will be publicly registered, or that the registration will remain in effect.
Hood River Small-Cap Growth Fund | Preferred Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities. Preferred securities are also subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values.
Hood River Small-Cap Growth Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Hood River Small-Cap Growth Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
Hood River Small-Cap Growth Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Hood River Small-Cap Growth Fund | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk: This risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs), in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
Hood River Small-Cap Growth Fund | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk: The Fund will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Hood River Small-Cap Growth Fund | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Hood River Small-Cap Growth Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Annual Return 2014	rr_AnnualReturn2014	8.56%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	13.50%
Annual Return 2017	rr_AnnualReturn2017	20.69%
Annual Return 2018	rr_AnnualReturn2018	(6.84%)
Annual Return 2019	rr_AnnualReturn2019	24.13%
Annual Return 2020	rr_AnnualReturn2020	60.68%
Annual Return 2021	rr_AnnualReturn2021	23.78%
Annual Return 2022	rr_AnnualReturn2022	(27.99%)
Annual Return 2023	rr_AnnualReturn2023	21.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.52%
5 Years	rr_AverageAnnualReturnYear05	16.66%
10 Years	rr_AverageAnnualReturnYear10	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	12.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.52%
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Hood River Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Hood River Small-Cap Growth Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.30%
5 Years	rr_AverageAnnualReturnYear05	16.43%
10 Years	rr_AverageAnnualReturnYear10	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Retirement Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.60%
5 Years	rr_AverageAnnualReturnYear05	16.74%
10 Years	rr_AverageAnnualReturnYear10	11.73%
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River International Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Hood River International Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hood River International Opportunity Fund (the “International Opportunity Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example,
affect the Fund’s performance. For the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed above is reflected through November 30, 2025.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. In selecting securities for the Fund, Hood River seeks to invest in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability.
Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) for hedging purposes. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund is expected to maintain a portfolio of approximately 80-85 stocks, which is constructed with the overall goal of mitigating both issuer-specific and portfolio risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Idiosyncratic risk is reduced by obtaining several independent data points that support Hood River’s financial model. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the industrials and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index. The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing changes in how the Fund’s average annual returns for the one year and since inception periods compared with those of the MSCI AC World Index ex USA Net Index, a broad measure of market performance, and the MSCI All Country World ex USA Small Cap Index (the Fund’s benchmark). The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing changes in how the Fund’s average annual returns for the one year and since inception periods compared with those of the MSCI AC World Index ex USA Net Index, a broad measure of market performance, and the MSCI All Country World ex USA Small Cap Index (the Fund’s benchmark).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hoodrivercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional SharesCalendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
12.31%	-21.91%
December 31, 2022	June 30, 2022
The calendar year-to-date return for Institutional Shares as of September 30, 2024 was 17.95%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.

Hood River International Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Hood River International Opportunity Fund | General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, problems in the banking sector, wars in Europe and in the Middle East and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding interest rate levels, political events, conflicts in Europe and in the Middle East, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Hood River International Opportunity Fund | Equity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
Hood River International Opportunity Fund | Small Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
Hood River International Opportunity Fund | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
Hood River International Opportunity Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
Hood River International Opportunity Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Hood River International Opportunity Fund | Sector Emphasis Risk, Industrial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Hood River International Opportunity Fund | Sector Emphasis Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Hood River International Opportunity Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Hood River International Opportunity Fund | Foreign Security Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.

Hood River International Opportunity Fund | Emerging And Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
Hood River International Opportunity Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
Hood River International Opportunity Fund | Geographic Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate remains relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreases in exports, new trade regulations, changes in exchange rates, a global recession, continued territorial disputes and strained relations may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced extreme volatility and adverse trends in recent years which has led to a decline in asset values and liquidity. Many EU nations have high levels of debt and have defaulted on their debts, restructured or needed additional assistance from central banks or other agencies. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in India. Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
Hood River International Opportunity Fund | Geographic Investment Risk, Risks Related To Investing In Japan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate remains relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreases in exports, new trade regulations, changes in exchange rates, a global recession, continued territorial disputes and strained relations may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Hood River International Opportunity Fund | Geographic Investment Risk, Risks Related To Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced extreme volatility and adverse trends in recent years which has led to a decline in asset values and liquidity. Many EU nations have high levels of debt and have defaulted on their debts, restructured or needed additional assistance from central banks or other agencies. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
Hood River International Opportunity Fund | Geographic Investment Risk, Risks Related To Investing In India Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in India. Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
Hood River International Opportunity Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs, and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
Hood River International Opportunity Fund | IPO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of
IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Hood River International Opportunity Fund | REIT Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
Hood River International Opportunity Fund | Preferred Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities Preferred securities are also subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values.
Hood River International Opportunity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Hood River International Opportunity Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
Hood River International Opportunity Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Hood River International Opportunity Fund | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk: The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs), in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
Hood River International Opportunity Fund | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk: The Fund will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Hood River International Opportunity Fund | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Hood River International Opportunity Fund | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk: As a newer fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
Hood River International Opportunity Fund | Shareholder Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shareholder Concentration Risk: A large percentage of the Fund’s shares are held by Adviser personnel. A large redemption by these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.
Hood River International Opportunity Fund | Forward Contract Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Contract Risk: The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Hood River International Opportunity Fund | Hedging Transactions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the Fund holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
Hood River International Opportunity Fund | MSCI AC World Index ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA Net Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2021
Hood River International Opportunity Fund | MSCI All Country World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2021
Hood River International Opportunity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRIOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.06%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	4.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.26%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,141
Annual Return 2022	rr_AnnualReturn2022	(25.86%)
Annual Return 2023	rr_AnnualReturn2023	30.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	30.72%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2021
Hood River International Opportunity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[5]
1 Year	rr_AverageAnnualReturnYear01	30.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)	[5]
Hood River International Opportunity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	18.48%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)	[5]
Hood River International Opportunity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRIIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.06%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	3.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,888
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2021
Hood River International Opportunity Fund | Retirement Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRITX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	4.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.40%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,193
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	30.68%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2021
Hood River New Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HOOD RIVER NEW OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Hood River New Opportunities Fund (the “New Opportunities Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 5, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	2 As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement agreement discussed in the table above is reflected in the Example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, invests primarily in a diversified portfolio of equity securities of small and medium capitalization companies. Although the Fund does not invest in derivatives as part of its principal investment strategy, the Fund may occasionally invest in derivative investments that are tied economically to small and mid-cap companies when it is deemed to be in the best interest of shareholders, such as to reposition the portfolio in response to a significant macro event. The Fund may also hold stocks of companies in other capitalization ranges at times, such as when a stock in the Fund’s portfolio experiences significant market appreciation.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).
The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities for the Fund, the research process utilized by Hood River begins by screening a universe of small and mid-cap stocks with market capitalizations generally within the market capitalization range for the Russell 2500 Growth Index at the time of purchase and which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Hood River also engages in discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. A valuation analysis is performed to determine whether the stock is attractively priced relative to its industry, historical range, and the overall market. Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund maintains a portfolio of approximately 80-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through a position limit of 7% of the Fund’s assets based on cost, and a sector sizing limit of typically within 1500 basis points relative to the Russell 2500 Growth Index for the largest sectors, which include consumer, healthcare, industrials, and technology. The Fund is expected to have significant exposure to the health care, industrials, and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hoodrivercapital.com
Hood River New Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Hood River New Opportunities Fund | General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, problems in the banking sector, wars in Europe and in the Middle East and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding interest rate levels, political events, conflicts in Europe and in the Middle East, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Hood River New Opportunities Fund | Equity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
Hood River New Opportunities Fund | Small And Mid Cap Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Mid-Cap Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small and mid-capitalization companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small and mid-capitalization companies may also be more difficult to value than large-cap companies.
Hood River New Opportunities Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
Hood River New Opportunities Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Hood River New Opportunities Fund | Sector Emphasis Risk, Health Care Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
Hood River New Opportunities Fund | Sector Emphasis Risk, Industrial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Hood River New Opportunities Fund | Sector Emphasis Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Hood River New Opportunities Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Hood River New Opportunities Fund | Foreign Security Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
Hood River New Opportunities Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Hood River New Opportunities Fund | IPO Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Hood River New Opportunities Fund | Preferred Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities. Preferred securities are also subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values.
Hood River New Opportunities Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Hood River New Opportunities Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
Hood River New Opportunities Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Hood River New Opportunities Fund | Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk: The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs), in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
Hood River New Opportunities Fund | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk: The Fund will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
Hood River New Opportunities Fund | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Hood River New Opportunities Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Hood River New Opportunities Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRNOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Other Expenses	rr_Component2OtherExpensesOverAssets	6.20%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 844
Hood River New Opportunities Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRNIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Other Expenses	rr_Component2OtherExpensesOverAssets	6.20%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 918
Hood River New Opportunities Fund | Retirement Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRNRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[8]
Other Expenses	rr_Component2OtherExpensesOverAssets	6.20%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 814

[1]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.08% and 0.09% for Institutional Shares and Investor Shares, respectively, in the upcoming fiscal year.
[2]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.06% for Institutional Shares and Investor Shares in the upcoming fiscal year. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund during the fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[4]	Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 1.15%. To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 1.15%. The waivers and reimbursements will remain in effect through November 30, 2025 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and Hood River. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
[5]	Institutional Shares of the Fund commenced operations on September 28, 2021.
[6]	Investor Shares of the Fund commenced operations on August 11, 2023. Performance shown for Investor Shares prior to inception (August 11, 2023) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Investor Shares. The performance of the Investor Shares will differ from that of the Institutional Shares due to differences in expenses.
[7]	Retirement Shares of the Fund commenced operations on December 22, 2021. Performance shown for Retirement Shares prior to inception (December 22, 2021) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Retirement Shares will differ from that of Institutional Shares due to differences in expenses.
[8]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts.
[9]	As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.